FINANCIAL RISK MANAGEMENT, Capital Management Risk (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT [Abstract]
Total debt (Note 13)	[2]	$ 52,579,362	[1]	$ 66,217,225
Total equity		120,592,771		99,661,694	$ 98,808,079	$ 97,822,611
Total capital		$ 173,172,133		$ 165,878,919
Gearing Ratio		0.30%		0.40%

[1]	As of December 31, 2021 and 2020, it is net of Notes repurchase of Ps 2,302,366 and Ps. 2,233,474, respectively.
[2]	Net of issuance expenses of Ps. 52,683 and Ps. 113,602 as of December 31, 2021 and 2020, respectively.